PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Composition and movement [Abstract]
Property and equipment, beginning balance	$ 940
Additions	1,640	$ 402
Depreciation	269	162
Property and equipment, ending balance	2,311	940
Costs [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	3,616	3,214
Property and equipment, ending balance	5,256	3,616
Accumulated Depreciation [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	2,676	2,514
Property and equipment, ending balance	2,945	2,676
Machinery [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	623
Additions	973	279
Depreciation	195	125
Property and equipment, ending balance	1,401	623
Machinery [Member] | Costs [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	2,181	1,902
Property and equipment, ending balance	3,154	2,181
Machinery [Member] | Accumulated Depreciation [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	1,558	1,433
Property and equipment, ending balance	1,753	1,558
Office Furniture and Equipment [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	88
Additions	139	27
Depreciation	37	16
Property and equipment, ending balance	190	88
Office Furniture and Equipment [Member] | Costs [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	396	369
Property and equipment, ending balance	535	396
Office Furniture and Equipment [Member] | Accumulated Depreciation [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	308	292
Property and equipment, ending balance	345	308
Leasehold Improvements [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	182
Additions	107	49
Depreciation	37	21
Property and equipment, ending balance	252	182
Leasehold Improvements [Member] | Costs [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	992	943
Property and equipment, ending balance	1,099	992
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	810	789
Property and equipment, ending balance	847	810
Project in Progress [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	47
Additions	421	47
Depreciation	0	0
Property and equipment, ending balance	468	47
Project in Progress [Member] | Costs [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	47	0
Property and equipment, ending balance	468	47
Project in Progress [Member] | Accumulated Depreciation [Member]
Composition and movement [Abstract]
Property and equipment, beginning balance	0	0
Property and equipment, ending balance	$ 0	$ 0